UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Triage Capital LF Group, LLC

Address:  401 City Avenue
          Suite 800
          Bala Cynwyd, Pennsylvania 19004

13F File Number: 28-11155

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Leon Frenkel
Title:  Managing Member
Phone:  (610) 668-0404


Signature, Place and Date of Signing:

/s/ Leon Frenkel              Bala Cynwyd, Pennsylvania       May 15, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  19

Form 13F Information Table Value Total:  $29,619
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number                 Name

           28-
----          -------------------               ------------------------------

[Repeat as necessary.]

                                                    FORM 13F INFORMATION TABLE

COLUMN 1                        COLUMN  2      COLUMN 3  COLUMN 4          COLUMN 5      COLUMN 6   COLUMN 7        COLUMN 8

                                                          VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS     CUSIP    (X$1000)    PRN AMT   PRN CALL DISCRETION  MANAGERS    SOLE    SHARED  NONE
AK ST HOLDING CORP           COM               001547108     210     14,000   SH           SOLE       NONE      14,000
COMPUTER SCIENCES CORP       COM               205363104   1,305     23,500   SH           SOLE       NONE      23,500
CORE MARK HOLDING CO INC     COM               218681104   1,062     38,704   SH           SOLE       NONE      38,704
CROWN MEDIA HLDGS INC        CL A              228411104     311     49,000   SH           SOLE       NONE      49,000
DORAL FINL CORP              COM               25811P100     521     45,100   SH           SOLE       NONE      45,100
IONATRON INC                 COM               462070103   1,027     76,000   SH           SOLE       NONE      76,000
MCDERMOTT INTL INC           COM               580037109     871     16,000   SH           SOLE       NONE      16,000
MIRANT CORP NEW              COM               60467R100   9,702    388,081   SH           SOLE       NONE     388,081
MIRANT CORP NEW              W EXP 01/03/201   60467R126   1,448    130,433   SH           SOLE       NONE     130,433
NETWOLVES CORP               COM               64120V102     145    426,468   SH           SOLE       NONE     426,468
RESEARCH IN MOTION LTD       COM               760975102   2,122     25,000   SH           SOLE       NONE      25,000
RTI INTL METALS INC          COM               74973W107   1,703     31,050   SH           SOLE       NONE      31,050
SUPPORTSOFT INC              COM               868587106      50     11,250   SH           SOLE       NONE      11,250
TRICO MARINE SERVICES INC    COM NEW           896106200   2,851     88,281   SH           SOLE       NONE      88,281
TRIUMPH GROUP INC NEW        COM               896818101     710     16,050   SH           SOLE       NONE      16,050
TXU CORP                     COM               873168108   1,084     24,220   SH           SOLE       NONE      24,220
VALERO ENERGY CORP NEW       COM               91913Y100     834     13,950   SH           SOLE       NONE      13,950
WALTER INDS INC              COM               93317Q105   3,012     45,208   SH           SOLE       NONE      45,208
WESTERN GAS RES INC          COM               958259103     651     13,500   SH           SOLE       NONE      13,500
                                                          29,619